Commitments and Contingent Liabilities (Guarantees) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Guarantee obligations	$ 8	$ 41